Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	9 Months Ended
Mar. 31, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 675
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	675
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(675)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	$ 0